Connecticut Retirement Plans and Trust Funds May 15, 2020

Features of the HIT

AFL-CIO HIT

- ✓ **$6.3 billion investment grade fixed-income portfolio** *(as of March 31, 2020)*
  - ➢ Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission
  - ➢ Monthly unit valuation and income distribution – independent third-party pricing
- ✓ **Record of consistent and competitive returns**
  - ➢ 25 out of 27 years outperforming its benchmark on a gross basis, 16 of those years on a net basis
- ✓ **Investment strategy**
  - ➢ With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing:
    - a higher income
    - a superior credit profile
    - a similar interest rate risk

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended April 30, 2020 was 9.66%, 4.60%, 3.41%, and 3.72%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST *As of March 31, 2020, unless otherwise denoted* 1

History of the HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all construction related investments.



Cherry Street Lofts
Bridgeport, CT



Gateway North
Lynn, MA



Elizabeth Seton Pediatric Center
Yonkers, NY

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST

2

Objectives Strategy Core Competency x Generate competitive risk-adjusted fixed-income total returns versus the Bloomberg Barclays US Aggregate Bond Index. xGenerate employment for union members in the construction trades and related industries. xSupport housing construction including affordable and workforce projects. x Specialize in directly sourced multifamily mortgage backed securities (MBS) that create jobs and affordable housing. xMultifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. xOffer diversification benefits to investors. x Construct and manage a portfolio with: »superior credit quality »higher yield »similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy 3

4 Multifamily Focus: Attractive Spreads x Multifamily construction-related loan spreads provide an attractive opportunity for risk adjusted returns relative to other investment grade sectors as spreads are near historically wide levels relative to Treasuries. x Construction-related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. 20 70 120 170 220 270 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Spreads to 10-Year Treasury in Basis Points Historical Multifamily Spreads March 2017-March 2020 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS Investment Comparison As of March 31, 2020 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10-Yr (bps) 10 Year UST 9.28 0.47 0.70% 0 GNMA Construction/Permanent 9.17 0.50 3.02% 232 GNMA Permanent 8.30 0.40 2.12% 142 Agency CMBS (gnr 2018-170 be) 7.36 0.63 1.90% 121 FNMA Multifamily 10/9.5 DUS 8.14 0.39 1.62% 92 UMBS 2.5% 30yr MBS 2.70 -3.99 2.18% 149 GNMA 2.5% 30yr MBS 3.58 -2.38 1.69% 100 Barclays AAA Corporate Index 11.85 2.44 2.13% 144 Source: HIT and Securities Dealers

Investor Profile: 367 Investors

AFL-CIO HIT

Investors at a Glance

(as of 3/31/2020)
$ in Millions


Building Trades - Local (251)
Building Trades - National (20)
Industrial - Other (50)
Public (13)
Service (33)
$556.68
9%
$2,184.18
34%
$1,778.39
28%
$767.47
12%
$1,055.02
17%

Plan types include pension, health & welfare, annuity, among others.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

AFL-CIO HOUSING INVESTMENT TRUST 5

HIT vs. Benchmark: Fundamentals

AFL-CIO HIT

As of March 31, 2020

	HIT	Barclays Agg	AAA Index
Higher Credit Quality			
U.S. Government/ Agency/AAA/Cash	93.3%	73.1%	100%
A & Below/Not Rated	1.92%	23.6%	0%
Higher Yield			
Current Yield	3.02%	2.87%	2.56%
Yield to Worst	2.05%	1.63%	0.92%

	HIT	Barclays Agg	AAA Index
Similar Interest Rate Risk			
Effective Duration	5.64	5.86	4.90
Convexity	0.22	0.19	0.15
Lower Prepayment Risk			
Prepayment Protection	77%	73%	64%
No Prepayment Protection	23%	27%	36%

AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index.

The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

AFL-CIO HOUSING INVESTMENT TRUST 6

39.6% 4.8% 2.2% 50.7% 0.8% 1.9% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of March 31, 2020 * Based on total investments and including unfunded commitments. 93% Government/ Agency/AAA/Cash High Credit Quality 7

* Based on total investments and including unfunded commitments. ** Includes 4.8% FN DUS SARM allocation 13.7% 0.3% 1.6% 12.3% 65.1% 1.7% 0.8% 4.4% Short Term Treasury Construction-Related MF Investments AAA Private-Label CMBS 30-Year SF MBS Permanent MF MBS** 15-Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of March 31, 2020 8 77% Multifamily Overweight to Multifamily Sector

HIT Performance Relative to Benchmark



Annualized Total Returns vs. Benchmark and AAA Index
As of March 31, 2020
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
3.50%
3.43%
3.15%
5.81%
8.94%
8.60%
8.93%
10.49%
4.94%
4.54%
4.82%
5.06%
3.57%
3.17%
3.36%
3.36%
4.13%
3.70%
3.88%
3.54%
YTD
1-year
3-year
5-year
10-year
HIT Gross
HIT Net
Barclays Aggregate
AAA Index

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index.

AFL-CIO HOUSING INVESTMENT TRUST 9

Average Annual Total Returns vs. Benchmark

Calendar Year Returns as of Year-End



13%
11%
9%
7%
5%
3%
1%
-1%
-3%
2001: 8.60% 8.21% 8.44%
2002: 12.04% 11.64% 10.25%
2003: 4.17% 3.78% 4.10%
2004: 4.59% 4.20% 4.34%
2005: 3.03% 2.64% 2.43%
2006: 5.08% 4.65% 4.33%
2007: 7.14% 6.70% 6.97%
2008: 5.68% 5.25% 5.24%
2009: 6.73% 6.28% 5.93%
2010: 6.62% 6.16% 6.54%
2011: 8.34% 7.86% 7.84%
2012: 4.71% 4.27% 4.22%
2013: -1.95% -2.37% -2.02%
2014: 6.56% 6.10% 5.97%
2015: 1.58% 1.13% 0.55%
2016: 2.35% 1.94% 2.65%
2017: 3.58% 3.17% 3.54%
2018: 0.58% 0.16% 0.01%
2019: 8.15% 7.78% 8.72%
HIT Gross
HIT Net
Barclays Aggregate

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended April 30, 2020 was 9.66%, 4.60%, 3.41%, and 3.72%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST 10

HIT's Performance Is Similar to the Benchmark

AFL-CIO HIT

Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness

HIT vs. Barclays Aggregate Performance

Rolling Annual Returns on a Monthly Basis



15%
12%
9%
6%
3%
0%
-3%
Sep-02
Mar-03
Sep-03
Mar-04
Sep-04
Mar-05
Sep-05
Mar-06
Sep-06
Mar-07
Sep-07
Mar-08
Sep-08
Mar-09
Sep-09
Mar-10
Sep-10
Mar-11
Sep-11
Mar-12
Sep-12
Mar-13
Sep-13
Mar-14
Sep-14
Mar-15
Sep-15
Mar-16
Sep-16
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
HIT Gross
Barclays Aggregate

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended April 30, 2020 was 9.66%, 4.60%, 3.41%, and 3.72%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST 11

x Remote operations since March 10, 2020 to ensure staff safety and protect public, drawing on Business Continuity Plan successfully tested in December 2019 x All business operations performing smoothly (i.e., trade settlements, construction draw funding, accounts payable, payroll), with continuous cybersecurity monitoring and no interruption x As COVID-19 subsides, the HIT is ready to be a catalyst to help working families and spur growth by leveraging labor’s capital to create union jobs and affordable housing –essential elements of the economic recovery –just as it did following the 2008 and 9/11/2001 crises COVID-19 UPDATE: Seamless operations in pandemic and positioning to support the recovery 12

Leadership Team

AFL-CIO HIT



Chang Suh
CEO/Co-Chief Portfolio Manager
20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT



Michael Cook
Co-Chief Portfolio Manager
15 years of experience managing, trading and structuring investments at the HIT



Erica Khatchadourian
Chief Financial Officer
25+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT



Lesyllee White
Chief Marketing Officer
20+ years of experience in the financial services industry, with 19 years at the HIT



Nick Milano
General Counsel
20+ years of experience in the financial services sector, with 9 years at the HIT



Ted Chandler
Managing Director, Regional Operations
30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT



John Hanley
Senior Managing Director
30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT.



Corinne Smith
Chief of Staff/Special Counsel
30+ years of management and legal experience in transactional, operational compliance and policy matters with 7+ years at the HIT

AFL-CIO HOUSING INVESTMENT TRUST
13

14 Active Risk Management x Portfolio Management Committee » Sets portfolio macro-strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board-approved policies and procedures » Oversees HIT’sliquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

Construction-Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction-related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves transactions for investment or recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third-Party Reports Site Visits UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M 15

Multifamily Housing Demand Remains Strong Decline in Business Hiring (change in nonfarm payrolls) Construction Spending (monthly change) ▪ 40 million Americans live in multifamily apartments and that number could rise after the economy reopens post COVID-19. ▪ Construction declined significantly in February, but rose slightly in March 2020. Construction spending is expected to continue to be impacted by the spread of the illness, social distancing and shortages of materials. Post crisis, construction is expected to rebound. ▪ Record unemployment insurance filings and a severe contraction of business hiring shouldfavor renting over owning. ▪ The federal government and most state governments have temporarily banned evictions. Source: National Multifamily Housing Council; US Census Bureau -800 -600 -400 -200 0 200 400 600 Mar-15 Jun-15 Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Dec-16 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 -40000 -30000 -20000 -10000 0 10000 20000 30000 40000 2019 -Jul 2019 -Aug 2019 -Sep 2019 -Oct 2019 -Nov 2019 -Dec 2020 -Jan 2020 -Feb 2020 -Mar Total Costruction Spending Residential Construction Spending As of March 31, 2020, unless otherwise denoted 16

17 Interest Rate Environment Yield Curve Market Inflation Expectations Economic Indicators 9/30/2019 12/31/2019 3/31/2020 GDP (seasonally adj. annual rate) 2.1% 2.1% -4.8% Unemployment Rate 3.6% 3.5% 4.4% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.7% 1.6% 1.7% Effective Federal Funds Rate 2.0% 1.6% 0.7% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 2.488 2.511 2.586 2.684 3.015 1.569 1.691 1.831 1.917 2.39 0.246 0.38 0.541 0.669 1.321 0 0.5 1 1.5 2 2.5 3 3.5 2 5 7 10 30 12/31/2018 12/31/2019 3/31/2020 0.1 0.3 0.5 0.7 0.9 1.1 1.3 1.5 1.7 1.9 0.4 0.9 1.4 1.9 2.4 2.9 10-Year Treasury Yield (left axis) 5x5 Year Breakeven Inflation (right axis)

18 Capital Market Outlook x Inthistimeoffinancialandeconomicuncertainty,theHITstandsready–asithasinpastcrises–toputlabor’scapitaltoworkinhighcreditqualityconstructionmultifamilyprojects,creatingmuchneededjobsandbenefitsfortheunionswhilegeneratingacompetitive,attractiveincomeforitsinvestors. x There are historic levels of uncertainty and volatility as markets process the impact of sudden economic halts. The longer term effects of the virus on the financial markets and the broader economy are unknown since this magnitude of a global health crisis has never been seen before. x This is not a normal market environment. Investors should be prepared for an extended period of extraordinary high levels of volatility. x Governments and global central banks have responded to the deterioration in financial conditions with record amounts of monetary stimulus –cutting interest rates and rapidly expanding asset purchases and government spending to get essential resources to those in need. x The Federal Reserve, with target rates at 0-0.25%, has announced expanded authorities to lend and purchase securities in sectors that previously have not been part of their balance sheet: state and local municipalities, investment grade and speculative grade corporate bonds, small business loans, and other high grade structured bonds backed by commercial real estate. x Fiscal and monetary policy stimulus limited the damage to financial risk markets. However, the future uncertainty surrounding economic output, unemployment, disinflation and spikes in volatility across risk markets could remain very high.

HIT's Long History of Impact Investing

AFL-CIO HIT

Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations-supported Principles for Responsible Investment (PRI)

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

533 Projects	**$8.7B** in HIT Investment, $170.5M in New Market Tax Credit (NMTC) allocations	**$16.5B** in total development cost	**$32.9B** in total economic benefits	**$13.3B** in personal income, including wages and benefits with $6.7B for construction workers	**178.3M** hours of on-site union construction work created	**193,729** total jobs generated across communities	**117,005** housing and healthcare units, with 67% affordable housing



Cote Village
Boston, MA



18th Sixth Avenue at Pacific Park
Brooklyn, NY



Gateway Northeast
Minneapolis, MN



Project 29 (Church + State)
Cleveland, OH

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output based on HIT and subsidiary Building America project data. Data current as of March 31, 2020. Economic impact data is in 2019 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
19

HIT's Investment in Major Markets*

AFL-CIO HIT

(1984- 2019)	Bay Area	Boston	Chicago	New York City	Twin Cities	Major Markets	Nationwide
# of Projects	19	34	51	68	66	238	533
HIT Investment^	$396.1M	$588.7M	$638.8M	$1.8B	$1.1B	$4.5B	$8.7B
Total Development Cost	$691.6M	$1.5B	$1.5B	$4.4B	$1.7B	$9.8B	$16.5B
Union Construction Hours	9.1M	12.2M	17.8M	24.2M	17.2M	80.4M	178.3B
Total Jobs Created	9,172	13,901	17,718	26,220	21,082	88,093	193,729
Housing Units (% affordable)	3,231 (34%)	4,062 (88%)	11,727 (69%)	42,353 (92%)	9,649 (46%)	71,022 (79%)	117,005 (67%)
Total Economic Impact	$1.6B	$2.7B	$2.9B	$4.7B	$3.5B	$15.4B	$32.9B

^ In addition, HIT subsidiary Building America contributed NMTC allocations as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $170.5M Nationwide

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output based on HIT and subsidiary Building America project data. Data current as of March 31, 2020. Economic impact data is in 2019 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST

20

21 x Documentation –100% union labor requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement –Labor Relations ensures compliance and solves issues that may arise. x Measurement–work hours measured and reported for every project. Union Labor Policies Success is Measured in the Implementation

HIT: Cycle of Sustainable, Responsible Investment through guaranteed securities Construction securities help provide competitive returns 22 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family-supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added –Collateral Benefits: » Union Construction Jobs, Affordable Housing, Economic Impact Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 23 95 Saint Alphonsus Street Apartments, Boston, MA 1490 Southern BoulevardBronx, NY Old Colony Phase Three ABoston, MA

AFL-CIO HIT

AFL-CIO Housing Investment Trust
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055
www.aflcio-hit.com

Ted Chandler, *Managing Director/Regional Operations*
tchandler@aflcio-hit.com

Lesyllee White, *Chief Marketing Officer*
lwhite@aflcio-hit.com

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.

AFL-CIO HOUSING INVESTMENT TRUST